Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Depreciation on Vessels and Equipment

Depreciation on vessels and equipment is calculated on a straight-line basis over the asset’s estimated useful life, less an estimated residual value, as follows:

Useful Life
Hull	25 years
Anchor-handling, loading and unloading equipment	25 years
Main/auxiliary engine	25 years
Thruster, dynamic positioning systems, cranes and other equipment	25 years
Drydock costs	2.5–5 years

Summary of contract related intangible assets and liabilities and their amortization periods at acquisition dates

The contract related intangible assets and liabilities and their amortization periods at acquisition dates are as follows:

Intangible category	Amortization Period
Above market time charter – Tordis Knutsen	4.8 years
Above market time charter – Vigdis Knutsen	4.9 years
Unfavorable contractual rights – Fortaleza Knutsen	12 years
Unfavorable contractual rights – Recife Knutsen	12 years